Common and preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2025
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Summary of Outstanding Shares and Dividends Paid
The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2025				2024
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	926,610,598	$16,842	$3,629	$3.88	942,285,419	$17,009	$3,382	$3.60
Class A Preferred Shares
Series 39 (1)	–	–	–	–	–	–	11	0.70
Series 41 (2)	–	–	3	0.24	12,000,000	300	12	0.98
Series 43 (3)	–	–	7	0.59	12,000,000	300	9	0.79
Series 47	18,000,000	450	26	1.47	18,000,000	450	27	1.47
Series 49 (4)	–	–	–	–	–	–	8	0.65
Series 51 (5)	–	–	–	–	–	–	10	0.97
Series 56	600,000	600	44	73.65	600,000	600	44	73.65
Series 57	500,000	500	37	73.37	500,000	500	22	42.92
Series 61	150,000	150	6	37.95	–	–	–	–
Total		$1,700	$123			$2,150	$143
Treasury shares – common shares (6)	3,438	$3			9,179	$2
Treasury shares – preferred shares (6)	(1,223)	(1)			(3,778)	(4)
Other Equity Instruments (7)
Limited Recourse Capital Notes Series 1 (8)		$–	$30	4.375%		$750	$33	4.375%
Limited Recourse Capital Notes Series 2		750	30	4.000%		750	30	4.000%
Limited Recourse Capital Notes Series 3		800	57	7.150%		800	57	7.150%
Limited Recourse Capital Notes Series 4		500	38	6.987%		500	–	6.987%
Limited Recourse Capital Notes Series 5 (9)		693	48	6.950%		–	–	–
Limited Recourse Capital Notes Series 6		450	17	6.369%		–	–	–
Limited Recourse Capital Notes Series 7 (9)		1,027	21	7.000%		–	–	–
Limited Recourse Capital Notes Series 8		450	–	5.898%		–	–	–
Total		$4,670	$241			$2,800	$120	–

(1)	Series 39 preferred shares were redeemed at par value for a total price of $400 million on July 31, 2024.
(2)	Series 41 preferred shares were redeemed at par value for a total price of $300 million on January 31, 2025.
(3)	Series 43 preferred shares were redeemed at par value for a total price of $300 million on July 31, 2025.
(4)	Series 49 preferred shares were redeemed at par value for a total price of $325 million on April 30, 2024.
(5)	Series 51 preferred shares were redeemed at par value for a total price of $250 million on July 31, 2024.
(6)
A long position in our own shares is shown as a negative number, which reduces the number of shares outstanding. A short position is shown as a positive number, which adds to the number of shares outstanding. See Note 1 to the consolidated financial statements for the accounting policy on treasury shares.

(7)	See the “Limited Recourse Capital Notes (LRCNs)” section below for details.
(8)	Limited Recourse Capital Notes Series 1 were redeemed at their principal amount of $750 million on September 29, 2025.
(9)	For Limited Recourse Capital Notes – Series 5 and Series 7, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount.

Schedule of Common Shares Issued
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2025		2024
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	2,824,550	168	2,593,751	148
Shareholder investment plan (1)	629	–	10,986,157	698
Employee share purchase plan (2)	–	–	2,626,726	173
	945,119,777	$17,179	947,305,575	$17,101
Purchase of common shares for cancellation	(18,500,000)	(335)	(5,000,000)	(90)
Treasury shares	(5,741)	1	(10,977)	–
Balance at end of year	926,614,036	$16,845	942,294,598	$17,011

(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025. Commencing with the dividends paid on July 29, 2024, common shares received by participants were issued from Treasury without a discount.

(2)	Commencing October 11, 2024, employee contributions to our Canadian ESPP were invested to acquire common shares in the open market. Previously, these shares were issued from Treasury.

Schedule of Common Shares Purchased and Cancelled under Current and Previously Expired NCIB
The following table shows common shares purchased and cancelled under current and previously expired NCIBs.

$ millions, except number of shares, as at or for the year ended October 31		2025		2024		Total
TSX approval date	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
September 5, 2024 (1)	15,000,000	$1,338	5,000,000	$419	20,000,000	$1,757
September 5, 2025 (2)	3,500,000	393	–	–	3,500,000	393
Total	18,500,000	$1,731	5,000,000	$419	23,500,000	$2,150

(1)	Common shares were repurchased at an average price of $87.80 under this NCIB.
(2)	Common shares were repurchased at an average price of $112.54 under this NCIB.

Schedule of Terms of Class A Preferred Shares

$ millions, except per share amounts, outstanding as at October 31, 2025
	Par value	Cash redemption price per share	Current dividend rate	Issue date	Dividend payment frequency	Dividends per share (1)	Next dividend reset date (2)	Dividend after reset	Earliest specified redemption date (3)(4)
Series 47 (5)(6)	$450	$25.00	5.878%	January 18, 2018	Quarterly	$0.367375	January 31, 2028	GoC (7) + 2.45%	January 31, 2028
Series 56	600	1,000.00	7.365%	September 16, 2022	Semi-annual	36.825	October 28, 2027	GoC (7) + 4.20%	September 28 -October 28, 2027
Series 57	500	1,000.00	7.337%	March 12, 2024	Semi-annual	36.685	April 12, 2029	GoC (7) + 3.90%	March 12 -April 12, 2029
Series 61	150	1,000.00	6.369%	March 24, 2025	Semi-annual	31.845	April 28, 2030	GoC (7) + 3.65%	March 28 - April 28, 2030
(1)	Dividends may be adjusted depending on the timing of issuance or redemption.
(2)	Subsequent interest reset dates are every five years from the date shown.
(3)	Redemptions are subject to regulatory approval and certain provisions of the shares. Redemptions may be in whole or in part.
(4)	Redemptions are at par. Subsequent redemption dates are every five years after this date.
(5)	Interest rate was reset January 31, 2023.
(6)
Holders have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter. Holders of the Series 48 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 2.45%. Holders of the then outstanding Series 48 shares may convert their shares on a one-for-one basis into Series 47 shares, subject to certain conditions, on January 31, 2028 and on January 31 every five years thereafter.

(7)	The prevailing five-year Government of Canada bond yield.

Schedule of Capital, Leverage and TLAC Ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at October 31		2025	2024
CET1 capital		$47,718	$44,516
Tier 1 capital	A	54,105	49,481
Total capital		62,287	56,809
Total RWA	B	357,803	333,502
CET1 ratio		13.3%	13.3%
Tier 1 capital ratio		15.1%	14.8%
Total capital ratio		17.4%	17.0%
Leverage ratio exposure	C	$1,261,098	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$114,102	$101,062
TLAC ratio	D/B	31.9%	30.3%
TLAC leverage ratio	D/C	9.0%	8.7%

Schedule of Limited Recourse Capital Notes Explanatory

$ millions, outstanding as at October 31, 2025
	Par value		Current interest rate	Issue date	Payment frequency	Next interest reset date (2)	Interest rate reference after reset	Earliest specified redemption date (3)	Maturity date
Series 2		$750	4.000%	September 14, 2021	Semi-annual	January 28, 2027	GoC (4) + 3.10%	December 28, 2026 -January 28, 2027 (5)	January 28, 2082
Series 3		$800	7.150%	June 15, 2022	Semi-annual	July 28, 2027	GoC (4) + 4.00%	June 28 -July 28, 2027 (5)	July 28, 2082
Series 4		$500	6.987%	June 25, 2024	Semi-annual	July 28, 2029	GoC (4) + 3.70%	June 28 -July 28, 2029 (5)	July 28, 2084
Series 5	US$	500	6.950%	November 5, 2024	Quarterly	January 28, 2030	UST (6) + 2.83%	January 28, 2030 (7)	January 28, 2085
Series 6		$450	6.369%	March 24, 2025	Semi-annual	April 30, 2030	GoC (4) + 3.65%	March 28 -April 28, 2030 (5)	April 28, 2085
Series 7	US$	750	7.000%	July 14, 2025	Quarterly	October 28, 2030	UST (6) + 3.00%	October 28, 2030 (7)	October 28, 2085
Series 8		$450	5.898%	September 29, 2025	Semi-annual	January 28, 2031	GoC (4) + 3.11%	December 28, 2030 -January 28, 2031 (5)	January 28, 2086
(1)
LRCN Series 2, 3, 4, 5, 6, 7, and 8 (NVCC) (subordinated indebtedness) were concurrently issued with
Non-cumulative
5-Year
Fixed Rate Reset Class A Preferred Shares Series 54, 55, 58, 59, 60, 62, and 63 (NVCC), respectively, which are held by the consolidated entity, Limited Recourse Trust, and, as a result, eliminated in CIBC’s consolidated financial statements. In the event of non-payment
by CIBC of the principal amount of, interest on, or redemption price for the LRCNs when due, the sole remedy of each LRCN Note holder is limited to that holder’s proportionate share of the Series’ Class A Preferred Shares held in the Limited Recourse Trust.

(2)	Subsequent interest reset dates are five years from the date shown, with the last interest rate reset date five years before the maturity date.
(3)	Redemptions are subject to regulatory approval. Redemptions may be in whole or in part.
(4)	The prevailing five-year Government of Canada bond yield.
(5)	Redemptions are at par. Subsequent redemption dates are every five years after this date.
(6)	The prevailing five-year US Treasury rate.
(7)	Redemptions are at par. Subsequent redemption dates are every January 28, April 28, July 28 and October 28 after this date.